Segment Information - Geographical location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment information
Property and equipment, net	$ 363	$ 138
Right-of-use assets	2,888	723
Asia-Pacific region
Segment information
Property and equipment, net	120	128
Right-of-use assets	2,657	723
Others
Segment information
Property and equipment, net	243	$ 10
Right-of-use assets	$ 231